ABN AMRO Funds
                                 Common Shares
                                Investor Shares

                   Supplement dated September 1, 1999 to the
                          Prospectus dated May 3, 1999

Money Market Funds: Treasury Money Market Fund(US) , Government Money Market Fund(US), Money Market Fund(US) and Tax-Exempt Money Market Fund(US)

Bond Funds: Fixed Income Fund(US), Intermediate Government Fixed Income Fund(US), Tax-Exempt Fixed Income Fund(US)and Limited Volatility Fixed Income Fund(US)

Balanced Fund:  Balanced Fund(US)

Stock Funds: Value Fund(US), Growth Fund(US), Small Cap Growth Fund(US) and Real Estate Fund(US)

International Funds: International Equity Fund(US), TransEurope Fund(US), Asian Tigers Fund(US), Latin America Equity Fund(US) and International Fixed Income Fund(US)

This supplement supercedes and replaces any existing supplements to the prospectus. This supplement provides new and additional information beyond that contained in the prospectus. It should be retained and read in conjunction with the prospectus.

Effective July 31, 1999, the Small Cap Value Fund was terminated and all outstanding shares were redeemed.

As of August 1999, members of an investment management committee of the Advisor are jointly responsible for supervising the Growth Fund's investment policies and strategies. Paul Becker and Nancy Ellefson, the Fund's co-managers, are primarily responsible for implementing the Fund's policies and strategies on a day-to-day basis under the committee's general supervision.

Paul Becker, CFA,Group Senior Vice President of the Advisor, has been associated with the Advisor or its affiliates since 1984 and has served as a Group Senior Vice President for the Advisor since May, 1999 and as a Group Senior Vice President for LaSalle National Bank since October, 1984. As Group Senior Vice President for the Advisor, Mr. Becker is responsible for various investment process activities that include asset allocation, stock selection and fixed income teams. Mr. Becker has over 19 years of investment management experience and over 10 years of teaching experience in economics. Mr. Becker and is a member of the Investment Analysts Society of Chicago and Association for Investment Management and Research.

Nancy Ellefson, C.F.A., Vice President of the Advisor, has served as an analyst and assistant portfolio manager of the Growth Fund since 1993. Ms. Ellefson holds an M.B.A. in Finance from DePaul University and a B.S. in Business Management/Finance from the University of Wisconsin - Parkside and is a member of the Investment Analysts Society of Chicago.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ABN-A-027-01

                                 ABN AMRO Funds
                                 Common Shares
                                Investor Shares
                   Supplement dated September 1, 1999 to the
                          Prospectus dated May 3, 1999

Money Market Funds: Treasury Money Market Fund(US) , Government Money Market Fund(US), Money Market Fund(US) and Tax-Exempt Money Market Fund(US)

Bond Funds: Fixed Income Fund(US), Intermediate Government Fixed Income Fund(US), Tax-Exempt Fixed Income Fund(US)and Limited Volatility Fixed Income Fund(US)

Balanced Fund:  Balanced Fund(US)

Stock Funds: Value Fund(US), Growth Fund(US), Small Cap Growth Fund(US) and Real Estate Fund(US)

International Funds: International Equity Fund(US), TransEurope Fund(US), Asian Tigers Fund(US), Latin America Equity Fund(US) and International Fixed Income Fund(US)

This supplement provides new and additional information beyond that contained in the prospectus. It should be retained and read in conjunction with the prospectus.

Effective immediately, shares of the Intermediate Government Fixed Income Fund will no longer be offered for sale. On September 30, 1999, all shares of the Fund still outstanding will be redeemed in connection with the Fund's termination.



PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




ABN-A-028-01

                                 ABN AMRO Funds
                   Supplement dated September 1, 1999 to the
                      Statement of Additional Information
                               dated May 3, 1999

Money Market Funds: Treasury Money Market Fund(US) , Government Money Market Fund(US), Money Market Fund(US) and Tax-Exempt Money Market Fund(US)

Bond Funds: Fixed Income Fund(US), Intermediate Government Fixed Income Fund(US), Tax-Exempt Fixed Income Fund(US)and Limited Volatility Fixed Income Fund(US)

Balanced Fund:  Balanced Fund(US)

Stock Funds: Value Fund(US), Growth Fund(US), Small Cap Growth Fund(US) and Real Estate Fund(US)

International Funds: International Equity Fund(US), TransEurope Fund(US), Asian Tigers Fund(US), Latin America Equity Fund(US) and International Fixed Income Fund(US)

This supplement provides new and additional information beyond that contained in the Statement of Additional Information. It should be retained and read in conjunction with the Statement of Additional Information.

Effective July 31, 1999, the Small Cap Value Fund was terminated and all outstanding shares were redeemed.

Effective September 1, 1999, the following language supplements the information found in the "Purchase and Redemption of Shares" section beginning on page 51: The Trust has authorized certain brokers and intermediaries to accept on its behalf purchase and redemption orders under certain terms and conditions. These brokers and intermediaries are authorized to designate other parties to accept purchase and redemption orders on a Fund's behalf subject to those terms and conditions. Under this arrangement, a Fund will be deemed to have received a purchase or redemption order when an authorized broker or intermediary or, if applicable, authorized designee, accepts the order in accordance with a Fund's instructions. Customer orders that are properly transmitted to a Fund will be priced at the next net asset value per share computed after the order is accepted by the authorized broker, intermediary or designee.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



090199-01



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